35. Basic and diluted earnings per share (Details) - ARS ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic and diluted earnings profit per share:
Profit for the year attributable to the owners of the Company	$ 12,134,139	$ 6,608,214	$ 7,812,493
Weighted average number of common shares outstanding	876,725,000	890,492,000	898,280,000
Basic and diluted profit earnings per share - in pesos	$ 13.84	$ 7.42	$ 8.70